REPORT OF
INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of
Absolute Capital Asset
Allocator Fund
Absolute Capital
Defender Fund Good
Harbor Tactical Core
US Fund Good Harbor
Tactical Select Fund
Leland Currency
Strategy Fund Leland
Real Asset
Opportunities Fund
Leland Thomson
Reuters Private Equity
Index Fund Leland
Thomson Reuters
Venture Capital Index
Fund Pinnacle
Sherman Multi-
Strategy Core Fund
RESQ Dynamic
Allocation Fund RESQ
Strategic Income Fund
and Board of Trustees
of Northern Lights
Trust Fund III

In planning and
performing our audit
of the financial
statements of
Absolute Capital Asset
Allocator Fund
Absolute Capital
Defender Fund Good
Harbor Tactical Core
US Fund Good Harbor
Tactical Select Fund
Leland Currency
Strategy Fund Leland
Real Asset
Opportunities Fund
Leland Thomson
Reuters Private Equity
Index Fund Leland
Thomson Reuters
Venture Capital Index
Fund Pinnacle
Sherman Multi-
Strategy Core Fund
RESQ Dynamic
Allocation Fund and
RESQ Strategic Income
Fund (the Funds) each
a series of Northern
Lights Fund Trust III as
of and for the year
ended September 30
2018 in accordance
with the standards of
the Public Company
Accounting Oversight
Board (United States)
we considered the
Funds internal control
over financial
reporting including
controls over
safeguarding securities
as a basis for designing
our auditing
procedures for the
purpose of expressing
our opinion on the
financial statements
and to comply with
the requirements of
Form N-CEN but not
for the purpose of
expressing an opinion
on the effectiveness of
the Funds internal
control over financial
reporting.  Accordingly
we express no such
opinion.

The management of
the Funds are
responsible for
establishing and
maintaining effective
internal control over
financial reporting.  In
fulfilling this
responsibility
estimates and
judgments by
management are
required to assess the
expected benefits and
related costs of
controls.  The funds
internal controls over
financial reporting is a
process designed to
provide reasonable
assurance regarding
the reliability of
financial reporting and
the preparation of
financial statements
for external purposes
in accordance with
generally accepted
accounting principles
(GAAP).  A funds
internal controls over
financial reporting
includes those policies
and procedures that
(1) pertain to the
maintenance of
records that in
reasonable detail
accurately and fairly
reflect the
transactions and
dispositions of the
assets of the fund; (2)
provide reasonable
assurance that
transactions are
recorded as necessary
to permit preparation
of financial statements
in accordance with
GAAP and that
receipts and
expenditures of the
fund are being made
only in accordance
with authorizations of
management and
trustees of the fund;
and (3) provide
reasonable assurance
regarding prevention
or timely detection of
unauthorized
acquisition use or
disposition of a funds
assets that could have
a material effect on
the financial
statements.

Because of its inherent
limitations internal
control over financial
reporting may not
prevent or detect
misstatements.  Also
projections of any
evaluation of
effectiveness to future
periods are subject to
the risk that controls
may become
inadequate because of
changes in conditions
or that the degree of
compliance with the
policies or procedures
may deteriorate.

A deficiency in internal
control over financial
reporting exists when
the design or
operation of a control
does not allow
management or
employees in the
normal course of
performing their
assigned functions to
prevent or detect
misstatements on a
timely basis.  A
material weakness is a
deficiency or
combination of
deficiencies in internal
control over financial
reporting such that
there is a reasonable
possibility that a
material misstatement
of the Funds annual
or interim financial
statements will not be
prevented or detected
on a timely basis.

Our consideration of
the Funds internal
controls over financial
reporting was for the
limited purpose
described in the first
paragraph and would
not necessarily
disclose all
deficiencies in internal
control that might be
material weaknesses
under standards
established by the
Public Company
Accounting Oversight
Board (United States).
However we noted no
deficiencies in the
Funds internal
controls over financial
reporting and its
operation including
controls over
safeguarding securities
that we consider to be
a material weakness
as defined above as of
September 30 2018.


This report is intended
solely for the
information and use of
management and the
Board of Trustees of
the Funds and the
Securities and
Exchange Commission
and is not intended to
be and should not be
used by anyone other
than these specified
parties.



/s/ COHEN & COMPANY
LTD.
Cleveland Ohio
November 29 2018